TAXES ON INCOME	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 12:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax:

The Company elected to apply the Preferred Enterprise regime under the Law for the Encouragement of Capital Investment (the “Investment Law”) as of 2012 tax year. The election is irrevocable. Under the Preferred Enterprise regime, a preferred income of an Enterprise located in the center of Israel is subject to tax rate of 16%.

Pursuant to Amendment 73 to the Investment Law adopted in 2017, a Company located in the Center of Israel that meets the conditions for “Preferred Technological Enterprises”, is subject to tax rate of 12% tax rate. The Company believes it meets those conditions.

Income not eligible for Preferred Enterprise benefits is taxed at a regular rate, as follows: 2018 – 23%, 2017 – 24% and for 2016 – 25%.

Prior to 2012, most of the Company’s income was exempt from tax or subject to reduced tax rates under the Investment Law. Upon distribution of exempt income, the distributing company will be subject to corporate reduced tax rates ordinarily applicable to such income under the Investment Law.

Reduced income under the Investment Law including the Preferred Enterprise Regime will be freely distributable as dividends, subject to a 15%/20% withholding tax (or lower, under an applicable tax treaty). However, upon the distribution of a dividend from Preferred Income and Technological Preferred Enterprise to an Israeli company, no withholding tax will be remitted.

Pursuant to a temporary tax relief initiated by the Israeli government, a company that elected by November 11, 2013 to pay a reduced corporate tax rate as set forth in the temporary tax relief with respect to undistributed exempt income generated under the Investment Law accumulated by the company until December 31, 2011 (“Trapped Earnings”) is entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. A company that has so elected must make certain qualified investments in Israel over five-year period. A company that has elected to apply the temporary tax relief cannot withdraw from its election. The Company has elected to apply the temporary tax relief by the respective date and believes it meets those conditions.

The Company’s tax assessments through 2015 tax year are considered final.

2.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, Check Point Ltd. calculates its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into New Israeli Shekels according to the exchange rate as of December 31st of each year.

b.	Tax Reform in U.S:

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018.

At December 31, 2017, the Company re-measured certain of its U.S. deferred tax assets and liabilities, based on the new rates at which they are expected to reverse in the future. The tax expense recorded in 2017 related to the re-measurement of the deferred tax balance was $41,084.

c.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely or if distributed, no tax liability will be imposed. Undistributed earnings of foreign subsidiaries that are not distributed amounted to $ 357,298 and unrecognized deferred tax liability related to such earning amounted to $ 60,811 as of December 31, 2018.

d.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2018 and 2017, the Company’s deferred taxes were in respect of the following:

	December 31,
	2018	2017

Carry forward tax losses	$90,099	$106,481
Employee stock based compensation	19,275	25,117
Deferred revenues	22,153	19,200
Other	53,243	53,848

Deferred tax assets before valuation allowance	184,770	204,646
Valuation allowance – mainly in respect to carryforward losses	(55,745)	(60,703)

Deferred tax asset	129,025	143,943

Intangible assets	(11,335)	(8,862)
Undistributed earnings of subsidiary	(9,925)	(9,925)
Other	(4,663)	(274)

Deferred tax liability	(25,923)	(19,061)

Deferred tax asset, net	$103,102	$124,882

Through December 31, 2018, the U.S. subsidiaries had a U.S. federal loss carry-forward of approximately $395,236 expiring beginning 2020, mainly resulting from tax benefits related to employees’ stock option exercises that can be carried forward and offset against taxable income. Through December 31, 2018, the U.S. subsidiaries had a U.S. state net loss carry forward of approximately $96,380, which expire between fiscal 2020 and fiscal 2034, and are subject to limitations on their utilization. Through December 31, 2018, the U.S. subsidiaries had research and development tax credits of approximately $20,270, which expire between fiscal 2019 and fiscal 2038 and are subject to limitations on their utilization.

e.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2018	2017	2016

Domestic	$902,235	$923,744	$862,554
Foreign	76,605	47,202	34,118

	$978,840	$970,946	$896,672

f.	Taxes on income are comprised of the following:

	Year ended December 31,
	2018	2017	2016

Current	$140,800	$101,902	$194,149
Deferred	16,735	66,121	(22,324)

	$157,535	$168,023	$171,825

Domestic	$132,027	$112,615	$166,152
Foreign	25,508	55,408	5,673

	$157,535	$168,023	$171,825

	Year ended December 31,
	2018	2017	2016

Domestic taxes:
Current	$120,876	$94,340	$175,522
Deferred	11,151	18,275	(9,370)

	132,027	112,615	166,152

Foreign taxes:
Current	19,925	7,562	18,627
Deferred	5,583	47,846	(12,954)

	25,508	55,408	5,673

Taxes on income	$157,535	$168,023	$171,825

g.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2018		2017

Beginning balance	$342,904		$306,677
Increases related to tax positions taken during prior years	745		46,520
Decreases related to expiration of statute of limitations	-		(41,022)
Increases related to tax positions taken during the current year	31,514		30,729

Ending balance	$375,163	*)	$342,904	*)

*) As of December 31, 2018 and 2017 unrecognized tax benefit in the amounts of $18,413 and $5,451 were presented net from deferred tax asset.

Substantially all the balance of unrecognized tax benefits, if recognized, would reduce the Company’s annual effective tax rate.

We adjust our unrecognized tax benefit liability and income tax expense in the period in which the uncertain tax position is effectively settled, the statute of limitations expires or when new information is available. There is a reasonable possibility that $ 56,702 out of our unrecognized tax benefit liability will be adjusted within 12 months due to the expiration of a statute of limitations.

During the years ended December 31, 2018, 2017 and 2016, the Company recorded $ 5,547, $ 4,168 and $ 6,025, respectively for interest expense related to uncertain tax positions. As of December 31, 2018 and 2017, the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 30,766 and $ 25,219, respectively, which is included within income tax accrual on the balance sheets. The Company did not accrue penalties during the years ended December 31, 2018 and 2017.

The Company’s U.S. subsidiaries file federal and state income tax returns in the U.S. All of the U.S subsidiaries’ tax years are subject to examination by the U.S. federal and most U.S. state tax authorities due to their carry-forward tax losses and overall credit carry-forward position, except for Check Point Software Technologies Inc. that the assessment statue period for tax years 2005 through 2014 have expired.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

h.	Reconciliation of the theoretical tax expenses:

Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2018		2017		2016

Income before taxes as reported in the statements of income	$978,839		$970,946		$896,672

Statutory tax rate in Israel	23%		24%		25%

Decrease in taxes resulting from:
Effect of “Preferred Enterprise” status *)	(9%	)	(11%	)	(5%	)
Decrease in US deferred tax due to US tax rate change	-		4%		-
Others, net	2%		-		(1%	)

Effective tax rate	16%		17%		19%

*) Basic earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.57		$0.68		$0.26

Diluted earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.56		$0.66		$0.26